Significant Accounting Policies - Schedule of Notional Amounts of Outstanding Derivative Positions (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Notional Amounts of Outstanding Derivative Positions [Line Items]
Notional amounts		$ 38,956
Designated cash flow hedges [Member]
Schedule of Notional Amounts of Outstanding Derivative Positions [Line Items]
Notional amounts		38,465
Non-designated hedges [Member]
Schedule of Notional Amounts of Outstanding Derivative Positions [Line Items]
Notional amounts		$ 491